Debt - Schedule of Debt (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Long-term Line of Credit	$ 5,900	$ 5,900
Total debt	66,402	66,933	$ 31,700
Less: debt, current	(22,708)	(10,750)	(1,918)
Total debt, noncurrent	43,694	56,183	29,782
Silicon Valley Bank [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Long-term Line of Credit	5,947	5,947	5,947
SVB And Hercules Capital Inc [Member] | Mezanine Loan And Equity Security [Member]
Debt Instrument [Line Items]
Other Long-term Debt	59,263	59,237	0
Atel [Member] | Atel Loan Facility Tranche Three [Member]
Debt Instrument [Line Items]
Other Long-term Debt	1,009	1,489	2,315
Atel [Member] | Atel Loan Facility Tranche Four [Member]
Debt Instrument [Line Items]
Other Long-term Debt	$ 183	$ 260	$ 396